INVESTMENTS - OFFSETTING FINANCIAL ASSETS (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Investments, Debt and Equity Securities [Abstract]
Gross amounts recognized	$ 31.1	$ 19.6
Gross amounts offset in the balance sheets	2.9	0.9
Net amounts presented in the balance sheets	$ 28.2	$ 18.7